Related Party Transactions - Schedule of Related Parties (Details)	12 Months Ended
Mar. 31, 2026
Dr. Chi Sing Chiu [Member]
Schedule of Related Parties [Line Items]
Related party relationship	The controlling shareholder and chairman of the board of director of the Company
Ms. Woon Bing Yeung [Member]
Schedule of Related Parties [Line Items]
Related party relationship	A shareholder of the Company and spouse of Dr. Chi Sing Chiu